Key Management Personnel Disclosures (Tables)	12 Months Ended
Jun. 30, 2018
Summary of Directors and Key Management Personnel Compensation

Directors and key management personnel compensation

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$	June 30, 2016 A$
Short-term employee benefits	1,521,119	1,256,272	1,300,140
Long-term employee benefits	11,429	6,879	5,817
Post-employment benefits	36,370	38,184	42,471
Share-based payments	1,740,238	637,637	1,824,643

	3,309,156	1,938,972	3,173,071

Summaries of All STI and LTI Performance Rights Granted Under the EIP

Set out below are summaries of all STI and LTI performance rights granted under the EIP excluding the performance rights issued to non-executive directors:

2018 Grant date	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
September 19, 2014	0.044	2,757,353	—	—	—	2,757,353	—
September 19, 2014	0.044	919,118	—	—	—	919,118	—
November 14, 2014	0.038	9,191,177	—	—	—	9,191,177	—
November 14, 2014	0.040	3,063,725	—	—	—	3,063,725	—
August 5, 2015	0.047	14,000,001	—	(14,000,001)	—	—	—
October 1, 2015	0.060	600,000	—	—	—	600,000	—
October 1, 2015	0.061	200,000	—	—	—	200,000	—
March 7, 2016	0.041	1,486,326	—	(1,486,326)	—	—	—
February 10, 2017	0.035	1,634,375	—	(1,634,375)	—	—	—
2 August 2017	0.020	—	3,900,000	—	—	3,900,000	—
November 17, 2017	0.024	—	50,000,000	(16,666,667)	—	33,333,333	—
November 28, 2017	0.023	—	15,000,000	—	—	15,000,000	15,000,000
November 29, 2017	0.023	—	60,000,000	(20,000,000)	—	40,000,000	—

Total		33,852,075	128,900,000	(53,787,369)	—	108,964,706	15,000,000

2017 Grant date	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
September 19, 2014	0.044	5,422,794	—	—	(2,665,441)	2,757,353	—
September 19, 2014	0.044	1,807,598	—	—	(888,480)	919,118	—
November 14, 2014	0.038	9,191,177	—	—	—	9,191,177	—
November 14, 2014	0.040	3,063,725	—	—	—	3,063,725	—
August 5, 2015	0.047	28,000,001	—	(14,000,000)	—	14,000,001	—
October 1, 2015	0.060	600,000	—	—	—	600,000	—
October 1, 2015	0.061	200,000	—	—	—	200,000	—
December 29, 2015	0.050	1,538,462	—	(1,538,462)	—	—	—
March 7, 2016	0.041	1,486,326	—	—	—	1,486,326	—
February 10, 2017	0.035	—	1,634,375	—	—	1,634,375	—

Total		51,310,083	1,634,375	(15,538,462)	(3,553,921)	33,852,075	—

Summary of Number of Options Over Ordinary Shares in Parent Entity

The number of options over ordinary shares in the parent entity held during the financial year by each director and other members of key management personnel of the consolidated entity, including their personally related parties, is set out below:

June 30, 2018	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Options over ordinary shares
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	—	—	—	—	—	—	—
Mr. Marc Voigt[1]	643,629	—	—	(643,629)	—	—	—
Mr Grant Chamberlain	—	—	—	—	—	—	—
Ms Lucy Turnbull, AO	—	—	—	—	—	—	—
Mr Albert Wong	—	—	—	—	—	—	—
Ms. Deanne Miller[1]	121,212	—	—	(121,212)	—	—	—
Dr Frédéric Triebel[2]	24,000,600	—	—	—	24,000,600	24,000,600	—

	24,765,441	—	—	(764,841)	24,000,600	24,000,600	—

[1]	The above options lapsed during the year ended 30 June 2018.
[2]	This amount represents warrants which were issued to Dr Frédéric Triebel upon the acquisition of Immutep.

June 30, 2017	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Options over ordinary shares
Ms. Lucy Turnbull, AO1	4,439,894	—	—	(4,439,894)	—	—	—
Mr. Albert Wong	—	—	—	—	—	—	—
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	—	—	—	—	—	—	—
Mr. Marc Voigt[1]	721,754	—	—	(78,125)	643,629	643,629	—
Ms. Deanne Miller	121,212	—	—	—	121,212	121,212	—
Dr Frédéric Triebel	24,000,600	—	—	—	24,000,600	24,000,600	—

	29,283,460	—	—	(4,518,019)	24,765,441	24,765,441	—

[1]	The above options lapsed during the year ended 30 June 2017.

June 30, 2016	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Options over ordinary shares
Ms. Lucy Turnbull, AO	4,439,894	—	—	—	4,439,894	4,439,894	—
Mr. Albert Wong	—	—	—	—	—	—	—
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	—	—	—	—	—	—	—
Mr. Marc Voigt[1]	1,171,754	—	—	(450,000)	721,754	721,754	—
Ms. Deanne Miller	121,212	—	—	—	121,212	121,212	—
Dr Frédéric Triebel	24,000,600	—	—	—	24,000,600	24,000,600	—

	29,733,460	—	—	(450,000)	29,283,460	29,283,460	—

[1]	The above options lapsed during the year ended 30 June 2016.

Performance rights [member]
Summaries of All STI and LTI Performance Rights Granted Under the EIP

The number of performance rights over ordinary shares in the parent entity held during the financial year by each director and other members of key management personnel of the consolidated entity, including their personally related parties, is set out below:

June 30, 2018	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Rights over ordinary shares	—	—	—	—	—	—	—
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	10,881,194	—	(2,672,093)	—	8,209,101	—	8,209,101
Mr. Marc Voigt	18,921,569	50,000,000	(23,333,333)	—	45,588,236	—	45,588,236
Mr Grant Chamberlain	—	13,272,356	—	—	13,272,356	—	13,272,356
Ms Lucy Turnbull, AO	—	—	—	—	—	—	—
Mr Albert Wong	—	—	—	—	—	—	—
Ms. Deanne Miller	7,676,471	25,000,000	(12,333,334)	—	20,343,137	—	20,343,137
Dr. Frédéric Triebel	4,819,660	35,000,000	(16,486,326)	—	23,333,334	—	23,333,334

	42,298,894	123,272,356	(54,825,086)	—	110,746,164	—	110,746,164

June 30, 2017	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Rights over ordinary shares
Ms. Lucy Turnbull, AO	—	—	—	—	—	—	—
Mr. Albert Wong	—	—	—	—	—	—	—
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	3,431,373	10,023,350	(2,573,529)	—	10,881,194	—	10,881,194
Mr. Marc Voigt	25,588,236	—	(6,666,667)	—	18,921,569	—	18,921,569
Ms. Deanne Miller	11,676,471	—	(4,000,000)	—	7,676,471	—	7,676,471
Dr. Frédéric Triebel	8,152,993	—	(3,333,333)	—	4,819,660	—	4,819,660

	48,849,073	10,023,350	(16,573,529)	—	42,298,894	—	42,298,894

June 30, 2016	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Rights over ordinary shares
Ms. Lucy Turnbull, AO	—	—	—	—	—	—	—
Mr. Albert Wong	—	—	—	—	—	—	—
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	6,004,902	—	(2,573,529)	—	3,431,373	—	3,431,373
Mr. Marc Voigt	16,323,529	20,000,000	(10,735,293)	—	25,588,235	—	25,588,236
Ms. Deanne Miller	6,127,451	12,000,000	(6,450,980)	—	11,676,471	—	11,676,471
Dr. Frédéric Triebel	—	11,486,326	(3,333,333)	—	8,152,993	—	8,152,993

	28,455,882	43,486,326	(23,093,135)	—	48,849,072	—	48,849,073

Ordinary Shares [member]
Summaries of All STI and LTI Performance Rights Granted Under the EIP

The numbers of shares in the company held during the financial year by each director of and other key management personnel of the group, including their personally related parties, are set out below. There were no shares granted during the reporting period as compensation.

2018	Balance at start of the year		Received during the year on exercise of performance rights	Received during the year on the exercise of options	Other changes during the year	Balance at end of the year
Ordinary shares
Dr Russell Howard	—		—	—	—	—
Mr Pete Meyers	6,862,744		2,672,093	—	—	9,534,837
Mr Marc Voigt	18,271,960 45	*	23,333,333 —	— —	—	41,605,293 45
Mr Grant Chamberlain	—		—	—	—	—
Ms Lucy Turnbull, AO**	20,359,576		—	—	(20,359,576)	—
Mr Albert Wong**	3,837,500		—	—	(3,837,500)	—
Ms Deanne Miller	8,243,572		12,333,334	—	(808,488)	19,768,418
Dr Frédéric Triebel	15,978,049		16,486,326	—	—	32,464,375
Total ordinary shares	73,553,401		54,825,086	—	(25,005,564)	103,372,923
Total ADR	45		—	—	—	45

*	American Depository Receipts (ADR) traded on the NASDAQ
**

At the date of resignation, the shareholding balance for Ms Lucy Turnbull and Mr Albert Wong are 20,359,576 shares and 3,837,500 shares respectively. The changes during the year is not the actual disposal of the shares. It represents derecognition due to the fact that they ceased to be directors of the company.

June 30, 2017	Balance at start of the year		Received during the year on the exercise of performance rights	Received during the year on the exercise of options	Other changes during the year	Balance at end of the year
Ordinary shares
Ms. Lucy Turnbull, AO	20,359,576		—	—	—	20,359,576
Mr. Albert Wong	3,837,500		—	—	—	3,837,500
Dr. Russell Howard	—		—	—	—	—
Mr. Pete Meyers	4,289,215		2,573,529	—	—	6,862,744
Mr. Marc Voigt	11,605,293 150	*	6,666,667 —	— —	— (105)*	18,271,960 45	*
Ms. Deanne Miller	4,950,980		4,000,000	—	(707,408)	8,243,572
Dr. Frédéric Triebel	12,644,716		3,333,333	—	—	15,978,049

Total ordinary shares	57,687,280		16,573,529	—	(707,408)	73,553,401

Total ADSs	150		—	—	(105)	45

*	American Depositary Shares (ADSs) traded on the NASDAQ. The change is due to the change of ADS ration from 30:1 to 100:1 during the fiscal year 2017.

June 30, 2016	Balance at start of the year		Received during the year on the exercise of performance rights	Received during the year on the exercise of options	Other changes during the year	Balance at end of the year
Ordinary shares
Ms. Lucy Turnbull, AO	20,059,576		—	—	300,000	20,359,576
Mr. Albert Wong	3,537,500		—	—	300,000	3,837,500
Dr. Russell Howard	—		—	—	—	—
Mr. Pete Meyers	1,715,686		2,573,529	—	—	4,289,215
Mr. Marc Voigt	870,000 150	*	10,735,293 —	— —	— —	11,605,293 150	*
Ms. Deanne Miller	20,924		6,450,980	—	(1,520,924)	4,950,980
Dr. Frédéric Triebel	9,311,383		3,333,333	—	—	12,644,716

Total ordinary shares	35,515,069		23,093,135	—	(920,924)	57,687,280

Total ADSs	150		—	—	—	150

*	American Depositary Shares (ADSs) traded on the NASDAQ